Financial Instruments - Changes in Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning	₩ 916,790	₩ 1,094,464	₩ 977,771
Initial application of IFRS No.9		107,454
Bad debt expenses	(28,105)	74,781	173,694
Other bad debt expenses	80,323	63,092	98,177
Others	(70,735)	(423,001)	(155,178)
Ending	₩ 898,274	₩ 916,790	₩ 1,094,464